Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Ordinary shares par value (in Dollars per share)	[1]	$ 0.00001	$ 0.00001
Ordinary shares, authorized	[1]	5,000,000,000	5,000,000,000
Ordinary shares, shares issued	[1]	75,440,709	31,780,394
Ordinary shares, shares outstanding	[1]	75,440,709	31,780,394
Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares, par value (in Dollars per share)		$ 0.00001	$ 0.00001
Convertible redeemable preferred shares, authorized			35,190,468
Convertible redeemable preferred shares, shares issued			35,190,468
Convertible redeemable preferred shares, shares outstanding			35,190,468
Convertible redeemable preferred shares, aggregate liquidation value (in Dollars)			$ 251.6
Convertible redeemable preferred shares, aggregate redemption value (in Dollars)			$ 233.1
Class A Ordinary Shares
Ordinary shares, authorized	[1]	4,000,000,000	4,000,000,000
Ordinary shares, shares issued	[1]	56,844,205	56,844,205
Ordinary shares, shares outstanding	[1]	56,844,205	56,844,205
Class B Ordinary Shares
Ordinary shares, authorized	[1]	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	[1]	18,596,504	18,596,504
Ordinary shares, shares outstanding	[1]	18,596,504	18,596,504

[1]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).